Principal Activities, Organization and Basis of Presentation - Summary of Consolidated Financial Statements of Group to Reflect Acquisition of Eighth Acquired Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Disclosure of reclassifications or changes in presentation [line items]
Operating revenues	¥ 366,229	¥ 352,534	[1]	¥ 331,517	[1]
Profit for the year	18,761	18,123	[1]	20,146	[1]
Total assets	661,194	652,558	[1]
Total liabilities	334,497	336,210	[1]
Total equity	¥ 326,697	316,348	[1]	304,790	[1]	¥ 290,143	[1]
Previously stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Operating revenues		352,285		331,202
Profit for the year		18,109		20,142
Total assets		652,368
Total liabilities		336,073
Total equity		316,295				290,108
Business combinations adjustment [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of reclassifications or changes in presentation [line items]
Operating revenues		249		315
Profit for the year		14		¥ 4
Total assets		190
Total liabilities		137
Total equity		¥ 53				¥ 35

[1]	restated